ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) - shares	Nov. 30, 2019	Aug. 31, 2019	Jun. 20, 2019	Aug. 31, 2018
Schedule Of Organization And Description Of Business [Line Items]
Common stock, shares authorized	18,750,000	18,750,000	150,000,000	18,750,000
Preferred stock, shares authorized	6,250,000	6,250,000	50,000,000	6,250,000